INCOME TAXES (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Federal					$ 0	$ 0
State					1,000	0
International					1,000	0
Current income tax expense (benefit)					2,000	0
Loss from operations [Abstract]
U.S.					(4,980,000)	(1,598,000)
Foreign					(768,000)	0
Loss before provision for income taxes					(5,748,000)	(1,598,000)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal income tax provision (benefit) at statutory rate					(1,207,000)	(336,000)
Increase (decrease) in taxes resulting from: [Abstract]
State income tax expense					1,000	0
Foreign income and losses taxed at different rates					(51,000)	0
Change in valuation allowance					1,620,000	401,000
Paycheck protection program forgiveness					(165,000)	0
Non-deductible or non-taxable items					(194,000)	(65,000)
Effect of income tax rate changes on deferred items					(2,000)	0
Provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ 2,000	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal income tax provision (benefit) at statutory rate					21.00%	21.00%
Increase (decrease) in taxes resulting from: [Abstract]
State income tax expense					0.00%	0.00%
Foreign income and losses taxed at different rates					1.00%	0.00%
Change in valuation allowance					(28.00%)	(25.00%)
Paycheck protection program forgiveness					3.00%	0.00%
Non-deductible or non-taxable items					3.00%	4.00%
Effect of income tax rate changes on deferred items					0.00%	0.00%
Provision (benefit) for income taxes					0.00%	0.00%
Deferred tax assets: [Abstract]
Accrued expenses and other liabilities					$ 76,000	$ 42,000
Property and equipment, net					0	112,000
Net operating loss					3,402,000	1,464,000
Stock-based compensation					132,000	147,000
Total gross deferred tax assets					3,610,000	1,765,000
Less: valuation allowance					(3,385,000)	(1,765,000)
Total deferred tax assets					225,000	0
Deferred tax liabilities: [Abstract]
Prepaid expenses and other assets					(191,000)	0
Property and equipment, net					(34,000)	0
Total deferred tax liabilities					(225,000)	0
Net deferred income tax asset (liability)					0	0
Operating Loss Carryforward [Abstract]
Uncertain tax positions					0	0
Penalties and interest incurred					0	0
Unrecognized taxes					$ 0	$ 0
Open tax year					2018 2019 2020	2018 2019 2020
Federal [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards					$ 12,100,000
State [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards					$ 13,500,000
Tax credit carry-forwards, expiration date					Dec. 31, 2030
Foreign [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards					$ 930,000
Tax credit carry-forwards, expiration date					Dec. 31, 2037